Statement of Additional Information (SAI) Supplement American Century Investment Trust
Supplement dated October 9, 2024 ■ SAI dated August 1, 2024

The following entry is added to the Accounts Managed table on page 49 of the SAI:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Stephen Bartolini[1]	Number of Accounts	6	0	0
	Assets	$9.1 billion[2]	N/A	N/A
1 Information provided as of September 3, 2024.
2 Includes $1.8 billion in Short Duration Inflation Protection Bond.

The following entry is added to the Ownership of Securities table on page 51 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Short Duration Inflation Protection Bond
Stephen Bartolini[1]	A
1 Information provided as of September 3, 2024.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

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